UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2014

1.814645.109

VCI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 1.7%
Auto Parts & Equipment - 1.7%
Delphi Automotive PLC	33,137	$ 2,248,677
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 2.5%
KAR Auction Services, Inc.	105,300	3,195,855
HOTELS, RESTAURANTS & LEISURE - 17.5%
Hotels, Resorts & Cruise Lines - 3.8%
Marriott International, Inc. Class A	20,300	1,137,206
Wyndham Worldwide Corp.	51,625	3,780,499
		4,917,705
Restaurants - 13.7%
Bloomin' Brands, Inc. (a)	54,125	1,304,413
Burger King Worldwide, Inc. (d)	84,592	2,245,918
McDonald's Corp.	55,615	5,451,938
Panera Bread Co. Class A (a)	3,400	599,998
Starbucks Corp.	23,185	1,701,315
Texas Roadhouse, Inc. Class A	92,992	2,425,231
Yum! Brands, Inc.	52,971	3,993,484
		17,722,297
TOTAL HOTELS, RESTAURANTS & LEISURE		22,640,002
HOUSEHOLD DURABLES - 4.2%
Homebuilding - 2.6%
NVR, Inc. (a)	2,941	3,373,327
Housewares & Specialties - 1.6%
Jarden Corp. (a)	33,807	2,022,673
TOTAL HOUSEHOLD DURABLES		5,396,000
INTERNET & CATALOG RETAIL - 3.8%
Internet Retail - 3.8%
Liberty Interactive Corp. Series A (a)	86,944	2,510,073
priceline.com, Inc. (a)	2,031	2,420,729
		4,930,802
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	13,100	723,644
LEISURE PRODUCTS - 0.8%
Leisure Products - 0.8%
Smith & Wesson Holding Corp. (a)(d)	74,900	1,095,038
MEDIA - 27.1%
Broadcasting - 1.8%
Liberty Media Corp. Class A (a)	11,800	1,542,614
LIN Media LLC Class A (a)	31,300	829,450
		2,372,064
Cable & Satellite - 7.7%
DIRECTV (a)	59,537	4,549,818

	Shares	Value
DISH Network Corp. Class A (a)	17,300	$ 1,076,233
Liberty Global PLC:
Class A (a)	66,510	2,766,816
Class C	39,410	1,604,381
		9,997,248
Movies & Entertainment - 17.6%
The Madison Square Garden Co. Class A (a)	34,698	1,970,152
The Walt Disney Co.	87,464	7,003,243
Time Warner, Inc.	65,689	4,291,462
Twenty-First Century Fox, Inc. Class A	171,064	5,468,916
Viacom, Inc. Class B (non-vtg.)	46,477	3,950,080
		22,683,853
TOTAL MEDIA		35,053,165
MULTILINE RETAIL - 9.2%
General Merchandise Stores - 9.2%
Dollar General Corp. (a)	84,438	4,684,620
Dollar Tree, Inc. (a)	69,286	3,615,343
Target Corp.	59,269	3,586,367
		11,886,330
SPECIALTY RETAIL - 19.2%
Apparel Retail - 8.7%
Abercrombie & Fitch Co. Class A	19,238	740,663
Foot Locker, Inc.	71,905	3,378,097
Ross Stores, Inc.	58,961	4,218,660
TJX Companies, Inc.	48,577	2,946,195
		11,283,615
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	4,771	707,969
Home Improvement Retail - 2.6%
Lowe's Companies, Inc.	67,434	3,297,523
Homefurnishing Retail - 1.7%
Williams-Sonoma, Inc.	32,351	2,155,871
Specialty Stores - 5.7%
Cabela's, Inc. Class A (a)(d)	43,742	2,865,538
Dick's Sporting Goods, Inc.	24,252	1,324,402
Hibbett Sports, Inc. (a)	665	35,165
PetSmart, Inc.	29,179	2,010,141
Sally Beauty Holdings, Inc. (a)	27,680	758,432
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,800	370,424
		7,364,102
TOTAL SPECIALTY RETAIL		24,809,080
TEXTILES, APPAREL & LUXURY GOODS - 12.8%
Apparel, Accessories & Luxury Goods - 9.5%
Fossil Group, Inc. (a)	16,408	1,913,337
PVH Corp.	28,116	3,508,033
Ralph Lauren Corp.	15,708	2,527,888
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Swatch Group AG (Bearer) (Reg.)	19,099	$ 2,214,408
VF Corp.	33,948	2,100,702
		12,264,368
Footwear - 3.3%
NIKE, Inc. Class B	37,215	2,748,700
Wolverine World Wide, Inc. (d)	55,058	1,571,906
		4,320,606
TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,584,974
TOTAL COMMON STOCKS (Cost $111,453,582)		128,563,567
Money Market Funds - 3.9%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $5,000,986)	5,000,986	5,000,986
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $116,454,568)		133,564,553
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(4,244,280)
NET ASSETS - 100%		$ 129,320,273
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 198
Fidelity Securities Lending Cash Central Fund	1,618
Total	$ 1,816
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $117,058,267. Net unrealized appreciation aggregated $16,506,286, of which $18,179,779 related to appreciated investment securities and $1,673,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2014

1.856925.106

VCSP-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BEVERAGES - 23.4%
Brewers - 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,000	$ 88,984
Anheuser-Busch InBev SA NV	6,536	688,341
Boston Beer Co., Inc. Class A (a)	1,000	244,730
SABMiller PLC	7,700	384,470
		1,406,525
Soft Drinks - 22.4%
Coca-Cola Bottling Co. Consolidated	7,030	597,409
Coca-Cola Central Japan Co. Ltd.	16,100	404,001
Coca-Cola Enterprises, Inc.	15,100	721,176
Coca-Cola Icecek A/S	7,853	189,012
Dr. Pepper Snapple Group, Inc.	59,700	3,251,262
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	306,293
Monster Beverage Corp. (a)	85,400	5,931,030
PepsiCo, Inc.	35,206	2,939,701
The Coca-Cola Co.	475,638	18,388,165
		32,728,049
TOTAL BEVERAGES		34,134,574
FOOD & STAPLES RETAILING - 16.9%
Drug Retail - 7.7%
CVS Caremark Corp.	75,739	5,669,822
Walgreen Co.	85,500	5,645,565
		11,315,387
Food Retail - 4.8%
Fresh Market, Inc. (a)	9,128	306,701
Kroger Co.	129,776	5,664,722
Sprouts Farmers Market LLC	4,100	147,723
Whole Foods Market, Inc.	16,200	821,502
		6,940,648
Hypermarkets & Super Centers - 4.4%
Costco Wholesale Corp.	17,400	1,943,232
Wal-Mart Stores, Inc.	58,904	4,502,033
		6,445,265
TOTAL FOOD & STAPLES RETAILING		24,701,300
FOOD PRODUCTS - 23.3%
Agricultural Products - 2.3%
Archer Daniels Midland Co.	29,464	1,278,443
Bunge Ltd.	22,012	1,750,174
First Resources Ltd.	150,000	279,036
		3,307,653
Packaged Foods & Meats - 21.0%
ConAgra Foods, Inc.	92,500	2,870,275
Danone SA	21,500	1,518,918

	Shares	Value
Dean Foods Co.	34,500	$ 533,370
Diamond Foods, Inc. (a)	4,100	143,213
Glanbia PLC	9,200	141,193
Greencore Group PLC	1,219	5,603
Hillshire Brands Co.	11,700	435,942
Kellogg Co.	40,600	2,546,026
Keurig Green Mountain, Inc.	38,794	4,096,258
McCormick & Co., Inc. (non-vtg.)	13,000	932,620
Mead Johnson Nutrition Co. Class A	61,700	5,129,738
Mondelez International, Inc.	154,400	5,334,520
Post Holdings, Inc. (a)	3,800	209,456
The Hain Celestial Group, Inc. (a)	5,890	538,758
The Hershey Co.	14,500	1,513,800
The J.M. Smucker Co.	11,100	1,079,364
Unilever NV (Certificaten Van Aandelen) (Bearer)	57,000	2,344,673
Want Want China Holdings Ltd.	98,000	146,308
WhiteWave Foods Co. (a)	40,700	1,161,578
		30,681,613
TOTAL FOOD PRODUCTS		33,989,266
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Jarden Corp. (a)	11,900	711,977
HOUSEHOLD PRODUCTS - 19.9%
Household Products - 19.9%
Church & Dwight Co., Inc.	14,400	994,608
Colgate-Palmolive Co.	31,890	2,068,704
Procter & Gamble Co.	259,936	20,950,844
Reckitt Benckiser Group PLC	4,500	366,631
Svenska Cellulosa AB (SCA) (B Shares)	160,700	4,729,903
		29,110,690
MULTILINE RETAIL - 0.2%
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	6,100	338,428
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Coty, Inc. Class A	49,100	735,518
Estee Lauder Companies, Inc. Class A	30,500	2,039,840
Herbalife Ltd.	7,500	429,525
Nu Skin Enterprises, Inc. Class A	7,188	595,526
		3,800,409
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	2,328	360,048
TOBACCO - 12.7%
Tobacco - 12.7%
Altria Group, Inc.	179,496	6,718,535
British American Tobacco PLC sponsored ADR	27,159	3,026,327
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
ITC Ltd.	27,681	$ 162,747
Japan Tobacco, Inc.	23,700	743,962
Lorillard, Inc.	57,095	3,087,698
Philip Morris International, Inc.	58,634	4,800,366
		18,539,635
TOTAL COMMON STOCKS (Cost $125,900,235)		145,686,327
Money Market Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (b) (Cost $20,263)	20,263	20,263
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $125,920,498)		145,706,590
NET OTHER ASSETS (LIABILITIES) - 0.3%		412,690
NET ASSETS - 100%		$ 146,119,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 174
Fidelity Securities Lending Cash Central Fund	1,131
Total	$ 1,305
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 145,686,327	$ 141,134,395	$ 4,551,932	$ -
Money Market Funds	20,263	20,263	-	-
Total Investments in Securities:	$ 145,706,590	$ 141,154,658	$ 4,551,932	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $126,056,610. Net unrealized appreciation aggregated $19,649,980, of which $21,090,441 related to appreciated investment securities and $1,440,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2014

1.814635.109

VNR-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
URS Corp.	13,681	$ 643,828
ENERGY EQUIPMENT & SERVICES - 18.4%
Oil & Gas Drilling - 2.1%
Ocean Rig UDW, Inc. (United States) (a)	44,235	786,941
Odfjell Drilling A/S	256,050	1,466,735
Pacific Drilling SA (a)	90,900	988,992
Precision Drilling Corp.	73,700	882,667
Vantage Drilling Co. (a)	855,519	1,462,937
Xtreme Drilling & Coil Services Corp. (a)	284,500	1,173,514
		6,761,786
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	13,190	857,614
Cameron International Corp. (a)	53,314	3,293,206
Core Laboratories NV	7,675	1,523,027
Dresser-Rand Group, Inc. (a)	14,000	817,740
Dril-Quip, Inc. (a)	20,735	2,324,394
FMC Technologies, Inc. (a)	221,104	11,561,528
Forum Energy Technologies, Inc. (a)	7,901	244,773
Halliburton Co.	170,540	10,043,101
National Oilwell Varco, Inc.	21,230	1,653,180
Oceaneering International, Inc.	72,949	5,242,115
Schlumberger Ltd.	140,627	13,711,133
Total Energy Services, Inc.	22,800	398,046
Weatherford International Ltd. (a)	90,509	1,571,236
		53,241,093
TOTAL ENERGY EQUIPMENT & SERVICES		60,002,879
OIL, GAS & CONSUMABLE FUELS - 78.7%
Coal & Consumable Fuels - 1.3%
Peabody Energy Corp.	257,661	4,210,181
Integrated Oil & Gas - 25.4%
Chevron Corp.	299,031	35,557,776
Exxon Mobil Corp.	455,855	44,527,914
Hess Corp.	4,969	411,831
Imperial Oil Ltd.	53,302	2,482,123
		82,979,644
Oil & Gas Exploration & Production - 38.8%
Anadarko Petroleum Corp.	173,034	14,666,362
Bankers Petroleum Ltd. (a)	341,000	1,659,502
Bonanza Creek Energy, Inc. (a)	31,227	1,386,479
Cabot Oil & Gas Corp.	133,627	4,527,283
Canadian Natural Resources Ltd.	43,600	1,671,038
Chesapeake Energy Corp.	71,972	1,843,923
Cimarex Energy Co.	74,087	8,824,503

	Shares	Value
ConocoPhillips Co.	164,582	$ 11,578,344
Continental Resources, Inc. (a)(d)	39,675	4,930,412
EOG Resources, Inc.	121,521	23,838,775
EQT Corp.	75,307	7,302,520
Evolution Petroleum Corp. (d)	27,330	347,911
Gulfport Energy Corp. (a)	22,135	1,575,569
Halcon Resources Corp. (a)	150,000	649,500
Kodiak Oil & Gas Corp. (a)	261,521	3,174,865
Laredo Petroleum Holdings, Inc. (a)	40,923	1,058,269
Noble Energy, Inc.	147,812	10,500,564
Northern Oil & Gas, Inc. (a)	87,107	1,273,504
PDC Energy, Inc. (a)	51,634	3,214,733
Peyto Exploration & Development Corp.	50,200	1,712,839
Pioneer Natural Resources Co.	37,265	6,973,772
Rex Energy Corp. (a)	3,830	71,659
Sanchez Energy Corp. (a)(d)	43,300	1,282,979
SM Energy Co.	3,538	252,224
Southwestern Energy Co. (a)	177,466	8,165,211
Stone Energy Corp. (a)	20,300	851,991
Synergy Resources Corp. (a)	52,024	559,258
TAG Oil Ltd. (a)	202,500	555,020
Whiting Petroleum Corp. (a)	29,455	2,043,882
		126,492,891
Oil & Gas Refining & Marketing - 6.7%
Alon U.S.A. Partners LP	4,900	81,634
CVR Refining, LP	14,771	343,869
Marathon Petroleum Corp.	32,236	2,805,821
Phillips 66 Co.	85,643	6,599,650
Valero Energy Corp.	211,488	11,230,013
World Fuel Services Corp.	18,465	814,307
		21,875,294
Oil & Gas Storage & Transport - 6.5%
Access Midstream Partners LP	68,260	3,928,363
Cheniere Energy, Inc. (a)	51,000	2,822,850
EnLink Midstream LLC	6,000	203,640
Magellan Midstream Partners LP	14,170	988,216
Markwest Energy Partners LP	21,902	1,430,639
MPLX LP	39,068	1,913,941
ONEOK, Inc.	15,300	906,525
Phillips 66 Partners LP	42,275	2,053,297
Plains GP Holdings LP Class A	21,600	604,368
SemGroup Corp. Class A	10,300	676,504
Targa Resources Corp.	16,070	1,595,108
The Williams Companies, Inc.	86,137	3,495,439
Valero Energy Partners LP	17,100	676,989
		21,295,879
TOTAL OIL, GAS & CONSUMABLE FUELS		256,853,889
TOTAL COMMON STOCKS (Cost $253,648,937)		317,500,596
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	11,271,818	$ 11,271,818
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,618,969	5,618,969
TOTAL MONEY MARKET FUNDS (Cost $16,890,787)		16,890,787
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $270,539,724)		334,391,383
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(8,176,703)
NET ASSETS - 100%		$ 326,214,680
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,152
Fidelity Securities Lending Cash Central Fund	4,088
Total	$ 5,240
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $270,855,928. Net unrealized appreciation aggregated $63,535,455, of which $68,878,651 related to appreciated investment securities and $5,343,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2014

1.814647.109

VFS-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BANKS - 29.8%
Diversified Banks - 23.5%
Bank of America Corp.	280,942	$ 4,832,202
Citigroup, Inc.	91,839	4,371,536
JPMorgan Chase & Co.	83,154	5,048,280
U.S. Bancorp	110,573	4,739,159
Wells Fargo & Co.	78,396	3,899,417
		22,890,594
Regional Banks - 6.3%
BB&T Corp.	42,600	1,711,242
CoBiz, Inc.	32,656	376,197
Commerce Bancshares, Inc.	19,925	924,919
Fifth Third Bancorp	62,778	1,440,755
M&T Bank Corp. (d)	8,840	1,072,292
Popular, Inc. (a)	18,600	576,414
		6,101,819
TOTAL BANKS		28,992,413
CAPITAL MARKETS - 14.2%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	6,644	1,329,132
Ameriprise Financial, Inc.	12,320	1,356,062
BlackRock, Inc. Class A	3,337	1,049,420
Franklin Resources, Inc.	35,650	1,931,517
Invesco Ltd.	67,227	2,487,399
Oaktree Capital Group LLC Class A	18,300	1,064,328
The Blackstone Group LP	49,276	1,638,427
		10,856,285
Investment Banking & Brokerage - 3.1%
E*TRADE Financial Corp. (a)	44,200	1,017,484
FXCM, Inc. Class A (d)	33,078	488,562
Raymond James Financial, Inc.	26,900	1,504,517
		3,010,563
TOTAL CAPITAL MARKETS		13,866,848
CONSUMER FINANCE - 6.3%
Consumer Finance - 6.3%
Capital One Financial Corp.	49,253	3,800,361
SLM Corp.	62,780	1,536,854
Springleaf Holdings, Inc. (d)	30,900	777,135
		6,114,350
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	32,200	972,118
DIVERSIFIED FINANCIAL SERVICES - 8.9%
Multi-Sector Holdings - 3.6%
Berkshire Hathaway, Inc. Class B (a)	27,993	3,498,285

	Shares	Value
Specialized Finance - 5.3%
IntercontinentalExchange Group, Inc.	11,693	$ 2,313,226
McGraw Hill Financial, Inc.	24,640	1,880,032
MSCI, Inc. Class A (a)	17,809	766,143
TPG Specialty Lending, Inc.	11,496	190,834
		5,150,235
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,648,520
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	18,000	603,180
INSURANCE - 14.6%
Insurance Brokers - 2.9%
Brown & Brown, Inc.	33,500	1,030,460
Marsh & McLennan Companies, Inc.	35,900	1,769,870
		2,800,330
Life & Health Insurance - 4.1%
MetLife, Inc.	51,556	2,722,157
Prudential PLC	28,632	606,267
Torchmark Corp.	8,800	692,560
		4,020,984
Property & Casualty Insurance - 6.4%
Allstate Corp.	33,650	1,903,917
Fidelity National Financial, Inc. Class A	44,650	1,403,796
The Travelers Companies, Inc.	26,879	2,287,403
XL Group PLC Class A	22,100	690,625
		6,285,741
Reinsurance - 1.2%
Everest Re Group Ltd.	7,550	1,155,528
TOTAL INSURANCE		14,262,583
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	17,600	972,224
Equinix, Inc. (a)	2,770	512,007
		1,484,231
IT SERVICES - 5.3%
Data Processing & Outsourced Services - 5.3%
EVERTEC, Inc.	33,200	820,040
Fiserv, Inc. (a)	26,778	1,518,045
FleetCor Technologies, Inc. (a)	8,050	926,555
The Western Union Co.	44,200	723,112
Visa, Inc. Class A	5,520	1,191,547
		5,179,299
REAL ESTATE INVESTMENT TRUSTS - 11.4%
Mortgage REITs - 3.1%
Blackstone Mortgage Trust, Inc.	22,700	652,625
NorthStar Realty Finance Corp.	45,400	732,756
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Mortgage REITs - continued
Redwood Trust, Inc.	31,000	$ 628,680
Starwood Property Trust, Inc.	44,600	1,052,114
		3,066,175
Residential REITs - 2.0%
Essex Property Trust, Inc.	6,700	1,139,335
Starwood Waypoint Residential (a)	26,600	765,814
		1,905,149
Retail REITs - 2.9%
CBL & Associates Properties, Inc.	4,400	78,100
Simon Property Group, Inc.	16,883	2,768,812
		2,846,912
Specialized REITs - 3.4%
American Tower Corp.	40,310	3,300,180
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,118,416
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	225,000	474,004
Real Estate Services - 2.8%
Altisource Portfolio Solutions SA	7,050	857,703
CBRE Group, Inc. (a)	69,188	1,897,827
		2,755,530
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,229,534
THRIFTS & MORTGAGE FINANCE - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	29,300	249,636

	Shares	Value
Ocwen Financial Corp. (a)	17,740	$ 695,053
Radian Group, Inc.	9,400	141,282
Washington Mutual, Inc. (a)	5,300	0
		1,085,971
TOTAL COMMON STOCKS (Cost $82,957,961)		95,557,463
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	1,931,668	1,931,668
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,045,745	2,045,745
TOTAL MONEY MARKET FUNDS (Cost $3,977,413)		3,977,413
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $86,935,374)		99,534,876
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,046,251)
NET ASSETS - 100%		$ 97,488,625
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 607
Fidelity Securities Lending Cash Central Fund	742
Total	$ 1,349
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 95,557,463	$ 94,951,196	$ 606,267	$ -
Money Market Funds	3,977,413	3,977,413	-	-
Total Investments in Securities:	$ 99,534,876	$ 98,928,609	$ 606,267	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $87,439,713. Net unrealized appreciation aggregated $12,095,163, of which $12,869,752 related to appreciated investment securities and $774,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2014

1.814639.109

VHC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 27.0%
Biotechnology - 27.0%
Actelion Ltd.	27,712	$ 2,623,714
Aegerion Pharmaceuticals, Inc. (a)	38,792	1,789,087
Alexion Pharmaceuticals, Inc. (a)	203,215	30,915,098
Alnylam Pharmaceuticals, Inc. (a)	9,300	624,402
Amgen, Inc.	158,792	19,585,405
Array BioPharma, Inc. (a)	313,800	1,474,860
Arrowhead Research Corp. (a)	91,300	1,499,146
BioCryst Pharmaceuticals, Inc. (a)	125,100	1,323,558
Biogen Idec, Inc. (a)	97,548	29,837,007
Celldex Therapeutics, Inc. (a)	27,900	492,993
Cubist Pharmaceuticals, Inc. (a)	88,521	6,475,311
Discovery Laboratories, Inc. (a)(d)	503,104	1,081,674
Genomic Health, Inc. (a)	84,727	2,231,709
Gilead Sciences, Inc. (a)	397,890	28,194,485
Grifols SA ADR	154,082	6,363,587
Innate Pharma SA (a)	122,100	1,507,171
Insmed, Inc. (a)	96,672	1,840,635
Intercept Pharmaceuticals, Inc. (a)	24,479	8,072,929
InterMune, Inc. (a)	241,420	8,080,327
Kamada (a)	100,000	1,446,500
Kindred Biosciences, Inc.	74,100	1,373,073
Medivation, Inc. (a)	56,400	3,630,468
Myriad Genetics, Inc. (a)(d)	38,900	1,329,991
Neurocrine Biosciences, Inc. (a)	191,700	3,086,370
NewLink Genetics Corp. (a)(d)	28,986	823,202
NPS Pharmaceuticals, Inc. (a)	47,769	1,429,726
Pharmacyclics, Inc. (a)	18,815	1,885,639
PTC Therapeutics, Inc. (a)(d)	46,500	1,215,510
Puma Biotechnology, Inc. (a)	28,600	2,978,404
Rigel Pharmaceuticals, Inc. (a)	123,000	477,240
Ultragenyx Pharmaceutical, Inc.	7,100	347,119
Vanda Pharmaceuticals, Inc. (a)	192,867	3,134,089
Vertex Pharmaceuticals, Inc. (a)	25,400	1,796,288
ZIOPHARM Oncology, Inc. (a)	206,000	943,480
		179,910,197
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	92,659	1,690,100
HEALTH CARE EQUIPMENT & SUPPLIES - 15.9%
Health Care Equipment - 14.2%
Accuray, Inc. (a)	113,000	1,084,800
Boston Scientific Corp. (a)	1,935,800	26,172,016
Cardiovascular Systems, Inc. (a)	52,000	1,653,080
CONMED Corp.	112,829	4,902,420
Covidien PLC	47,600	3,506,216
Edwards Lifesciences Corp. (a)	136,065	10,091,941
Exactech, Inc. (a)	60,000	1,353,600
HeartWare International, Inc. (a)	45,719	4,287,528
Intuitive Surgical, Inc. (a)	31,750	13,906,183
Lumenis Ltd. Class B	58,800	663,264

	Shares	Value
Masimo Corp. (a)	192,886	$ 5,267,717
NxStage Medical, Inc. (a)	127,300	1,621,802
ResMed, Inc. (d)	74,700	3,338,343
Smith & Nephew PLC sponsored ADR	56,900	4,351,712
Steris Corp.	108,200	5,166,550
Stryker Corp.	13,011	1,060,006
Volcano Corp. (a)	203,191	4,004,895
Zeltiq Aesthetics, Inc. (a)	134,511	2,637,761
		95,069,834
Health Care Supplies - 1.7%
Derma Sciences, Inc. (a)	113,975	1,445,203
Endologix, Inc. (a)	22,855	294,144
The Cooper Companies, Inc.	68,474	9,405,589
		11,144,936
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		106,214,770
HEALTH CARE PROVIDERS & SERVICES - 13.1%
Health Care Distributors & Services - 4.9%
Amplifon SpA	337,600	2,274,313
EBOS Group Ltd.	280,682	2,496,796
McKesson Corp.	159,336	28,133,958
		32,905,067
Health Care Facilities - 2.4%
Emeritus Corp. (a)	137,700	4,329,288
NMC Health PLC	200,000	1,682,154
Ramsay Health Care Ltd.	39,834	1,778,021
Surgical Care Affiliates, Inc.	68,239	2,098,349
Universal Health Services, Inc. Class B	71,300	5,851,591
		15,739,403
Health Care Services - 1.9%
Accretive Health, Inc. (a)	100,000	800,000
Air Methods Corp. (a)	85,158	4,549,992
MEDNAX, Inc. (a)	113,822	7,054,688
		12,404,680
Managed Health Care - 3.9%
Cigna Corp.	113,788	9,527,469
Humana, Inc.	81,719	9,211,366
UnitedHealth Group, Inc.	88,907	7,289,485
		26,028,320
TOTAL HEALTH CARE PROVIDERS & SERVICES		87,077,470
HEALTH CARE TECHNOLOGY - 3.4%
Health Care Technology - 3.4%
Castlight Health, Inc.	104,900	2,003,380
Castlight Health, Inc. Class B (a)	3,300	70,026
Cerner Corp. (a)	272,500	15,328,125
HealthStream, Inc. (a)	52,508	1,401,964
Medidata Solutions, Inc. (a)	65,000	3,532,100
		22,335,595
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Danaher Corp.	137,347	$ 10,301,025
LIFE SCIENCES TOOLS & SERVICES - 7.9%
Life Sciences Tools & Services - 7.9%
Agilent Technologies, Inc.	274,900	15,372,408
Bruker BioSciences Corp. (a)	122,547	2,792,846
Illumina, Inc. (a)(d)	141,232	20,995,549
Thermo Fisher Scientific, Inc.	113,969	13,703,633
		52,864,436
PHARMACEUTICALS - 28.4%
Pharmaceuticals - 28.4%
AbbVie, Inc.	102,212	5,253,697
Actavis PLC (a)	201,430	41,464,364
Aratana Therapeutics, Inc. (e)	64,925	1,084,507
Auxilium Pharmaceuticals, Inc. (a)(d)	97,400	2,647,332
Bristol-Myers Squibb Co.	452,470	23,505,817
Dechra Pharmaceuticals PLC	187,900	2,092,560
Flamel Technologies SA sponsored ADR (a)	100,000	1,340,000
Impax Laboratories, Inc. (a)	62,333	1,646,838
Jazz Pharmaceuticals PLC (a)	21,453	2,975,102
Lee's Pharmaceutical Holdings Ltd.	1,060,000	1,229,936
Merck & Co., Inc.	404,706	22,975,160
Mylan, Inc. (a)	33,600	1,640,688
Orexo AB (a)(d)	101,544	2,059,183
Pacira Pharmaceuticals, Inc. (a)	31,200	2,183,688
Perrigo Co. PLC	94,731	14,651,096
Prestige Brands Holdings, Inc. (a)	146,444	3,990,599
Salix Pharmaceuticals Ltd. (a)	130,219	13,491,991
Shire PLC sponsored ADR	70,687	10,499,140
Teva Pharmaceutical Industries Ltd. sponsored ADR	328,500	17,357,940
The Medicines Company (a)	204,400	5,809,048
TherapeuticsMD, Inc. (a)	294,700	1,859,557
UCB SA	44,500	3,563,071
Valeant Pharmaceuticals International (Canada) (a)	45,560	5,993,891
		189,315,205

	Shares	Value
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	41,811	$ 4,768,545
WageWorks, Inc. (a)	45,504	2,553,229
		7,321,774
TOTAL COMMON STOCKS (Cost $509,350,710)		657,030,572
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.10% (b)	11,261,328	11,261,328
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,753,165	26,753,165
TOTAL MONEY MARKET FUNDS (Cost $38,014,493)		38,014,493
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $547,365,203)		695,045,065
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(28,723,187)
NET ASSETS - 100%		$ 666,321,878
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,084,507 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 1,038,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,606
Fidelity Securities Lending Cash Central Fund	38,476
Total	$ 41,082
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 657,030,572	$ 653,942,685	$ 3,087,887	$ -
Money Market Funds	38,014,493	38,014,493	-	-
Total Investments in Securities:	$ 695,045,065	$ 691,957,178	$ 3,087,887	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $548,934,343. Net unrealized appreciation aggregated $146,110,722, of which $157,095,173 related to appreciated investment securities and $10,984,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2014

1.814650.109

VCY-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 22.1%
Aerospace & Defense - 22.1%
Alliant Techsystems, Inc.	9,259	$ 1,316,167
Curtiss-Wright Corp.	11,435	726,580
General Dynamics Corp.	31,600	3,441,872
Honeywell International, Inc.	85,927	7,970,589
Teledyne Technologies, Inc. (a)	22,078	2,148,852
Textron, Inc.	41,303	1,622,795
The Boeing Co.	67,275	8,442,340
Triumph Group, Inc.	32,893	2,124,230
United Technologies Corp.	116,123	13,567,808
		41,361,233
AIR FREIGHT & LOGISTICS - 3.6%
Air Freight & Logistics - 3.6%
FedEx Corp.	51,009	6,761,753
AIRLINES - 3.1%
Airlines - 3.1%
American Airlines Group, Inc. (a)	74,541	2,728,201
Delta Air Lines, Inc.	85,527	2,963,511
		5,691,712
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	59,629	2,821,644
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
A.O. Smith Corp.	57,197	2,632,206
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	822,151	8
Lennox International, Inc.	14,881	1,352,832
		3,985,046
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	45,996	1,268,110
Environmental & Facility Services - 1.0%
Waste Connections, Inc.	45,273	1,985,674
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,253,784
CONSTRUCTION & ENGINEERING - 4.0%
Construction & Engineering - 4.0%
EMCOR Group, Inc.	59,096	2,765,102
MasTec, Inc. (a)	49,565	2,153,104
Tutor Perini Corp. (a)	46,732	1,339,806
URS Corp.	25,786	1,213,489
		7,471,501

	Shares	Value
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 9.2%
Eaton Corp. PLC	56,156	$ 4,218,439
Emerson Electric Co.	61,505	4,108,534
Generac Holdings, Inc.	35,803	2,111,303
Hubbell, Inc. Class B	29,107	3,489,056
Rockwell Automation, Inc.	26,400	3,288,120
		17,215,452
INDUSTRIAL CONGLOMERATES - 10.1%
Industrial Conglomerates - 10.1%
Danaher Corp.	125,685	9,426,375
General Electric Co.	369,548	9,567,598
		18,993,973
MACHINERY - 22.5%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	17,873	1,622,868
Toro Co.	2,429	153,489
		1,776,357
Construction Machinery & Heavy Trucks - 10.7%
Caterpillar, Inc.	72,325	7,186,935
Cummins, Inc.	30,198	4,499,200
Manitowoc Co., Inc.	144,003	4,528,894
Oshkosh Truck Corp.	22,659	1,333,935
Wabtec Corp.	31,282	2,424,355
		19,973,319
Industrial Machinery - 10.9%
Crane Co.	11,400	811,110
Dover Corp.	24,168	1,975,734
GEA Group AG	26,203	1,197,750
Global Brass & Copper Holdings, Inc.	26,775	422,242
IDEX Corp.	30,740	2,240,639
ITT Corp.	39,920	1,706,979
Mueller Industries, Inc.	15,532	465,805
Pall Corp.	29,347	2,625,676
Parker Hannifin Corp.	19,674	2,355,175
Timken Co.	37,673	2,214,419
TriMas Corp. (a)	17,451	579,373
Valmont Industries, Inc. (d)	25,819	3,842,900
		20,437,802
TOTAL MACHINERY		42,187,478
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Golar LNG Ltd. (NASDAQ)	12,100	504,449
Navigator Holdings Ltd. (a)	18,852	490,152
Scorpio Tankers, Inc.	89,734	894,648
		1,889,249
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 8.5%
Human Resource & Employment Services - 2.5%
Towers Watson & Co.	40,620	$ 4,632,711
Research & Consulting Services - 6.0%
CRA International, Inc. (a)	22,000	483,340
Dun & Bradstreet Corp.	31,855	3,164,794
Huron Consulting Group, Inc. (a)	23,072	1,462,303
Nielsen Holdings B.V.	83,590	3,730,622
Verisk Analytics, Inc. (a)	42,152	2,527,434
		11,368,493
TOTAL PROFESSIONAL SERVICES		16,001,204
ROAD & RAIL - 7.0%
Railroads - 4.8%
Union Pacific Corp.	47,648	8,941,624
Trucking - 2.2%
J.B. Hunt Transport Services, Inc.	57,649	4,146,116
TOTAL ROAD & RAIL		13,087,740
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Houston Wire & Cable Co.	35,277	463,187
W.W. Grainger, Inc.	6,637	1,676,904
WESCO International, Inc. (a)	35,127	2,923,269
		5,063,360
TOTAL COMMON STOCKS (Cost $146,478,736)		185,785,129
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 305,309	305,309
8% 12/6/14 (e)	255,652	255,652
8% 3/28/16 (e)	22,387	22,387
(Cost $583,340)		583,348
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 5/1/14 (Cost $20,000)	$ 20,000	$ 20,000
Money Market Funds - 2.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $3,853,486)	3,853,486	3,853,486
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $150,935,562)		190,241,963
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(2,749,101)
NET ASSETS - 100%		$ 187,492,862
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $583,356 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 8
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 305,309
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 255,652
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 22,379
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 746
Fidelity Securities Lending Cash Central Fund	1,435
Total	$ 2,181
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 185,785,129	$ 185,785,121	$ -	$ 8
Convertible Bonds	583,348	-	-	583,348
U.S. Treasury Obligations	20,000	-	20,000	-
Money Market Funds	3,853,486	3,853,486	-	-
Total Investments in Securities:	$ 190,241,963	$ 189,638,607	$ 20,000	$ 583,356
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $151,092,307. Net unrealized appreciation aggregated $39,149,656, of which $40,240,857 related to appreciated investment securities and $1,091,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

March 31, 2014

1.856923.106

VMATP-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CHEMICALS - 70.5%
Commodity Chemicals - 12.6%
Axiall Corp.	41,704	$ 1,873,344
Cabot Corp.	33,878	2,000,835
LyondellBasell Industries NV Class A	55,816	4,964,275
Methanex Corp.	2,500	159,973
		8,998,427
Diversified Chemicals - 11.0%
Eastman Chemical Co.	39,935	3,442,796
FMC Corp.	50,654	3,878,070
Olin Corp. (c)	20,886	576,662
		7,897,528
Fertilizers & Agricultural Chemicals - 17.6%
CF Industries Holdings, Inc.	12,600	3,284,064
Intrepid Potash, Inc. (a)(c)	25,083	387,783
Monsanto Co.	59,527	6,772,386
Potash Corp. of Saskatchewan, Inc. (c)	59,780	2,162,462
		12,606,695
Industrial Gases - 7.4%
Airgas, Inc.	12,001	1,278,227
Praxair, Inc.	31,026	4,063,475
		5,341,702
Specialty Chemicals - 21.9%
Ashland, Inc.	4,620	459,598
Celanese Corp. Class A	17,574	975,533
Chemtura Corp. (a)	22,321	564,498
Cytec Industries, Inc.	10,768	1,051,064
Ecolab, Inc.	17,728	1,914,447
Ferro Corp. (a)	7,396	101,029
H.B. Fuller Co.	8,332	402,269
Innospec, Inc.	6,146	277,984
NewMarket Corp.	3,029	1,183,673
PPG Industries, Inc.	8,182	1,582,890
Royal DSM NV	8,520	584,707
RPM International, Inc.	14,462	605,090
Sherwin-Williams Co.	10,407	2,051,532
Sigma Aldrich Corp.	18,388	1,717,071
W.R. Grace & Co. (a)	22,546	2,235,887
		15,707,272
TOTAL CHEMICALS		50,551,624
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Eagle Materials, Inc.	12,988	1,151,516
Vulcan Materials Co.	33,667	2,237,172
		3,388,688

	Shares	Value
CONTAINERS & PACKAGING - 9.8%
Metal & Glass Containers - 2.7%
Aptargroup, Inc.	16,223	$ 1,072,340
Silgan Holdings, Inc.	17,432	863,233
		1,935,573
Paper Packaging - 7.1%
Graphic Packaging Holding Co. (a)	175,500	1,783,080
MeadWestvaco Corp.	20,595	775,196
Rock-Tenn Co. Class A	23,697	2,501,692
		5,059,968
TOTAL CONTAINERS & PACKAGING		6,995,541
METALS & MINING - 6.9%
Diversified Metals & Mining - 1.4%
Copper Mountain Mining Corp. (a)	147,125	286,132
First Quantum Minerals Ltd.	37,500	693,012
		979,144
Gold - 1.5%
Franco-Nevada Corp.	6,934	318,632
Royal Gold, Inc.	11,927	746,869
		1,065,501
Steel - 4.0%
Carpenter Technology Corp.	20,122	1,328,857
Haynes International, Inc.	310	16,740
Reliance Steel & Aluminum Co.	16,745	1,183,202
Worthington Industries, Inc.	8,966	342,950
		2,871,749
TOTAL METALS & MINING		4,916,394
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 2.2%
Peabody Energy Corp.	99,011	1,617,840
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 0.4%
Boise Cascade Co. (a)	9,467	271,135
Paper Products - 3.8%
International Paper Co.	47,457	2,177,327
P.H. Glatfelter Co.	19,970	543,583
		2,720,910
TOTAL PAPER & FOREST PRODUCTS		2,992,045
TOTAL COMMON STOCKS (Cost $50,464,820)		70,462,132
Convertible Bonds - 1.0%
	Principal Amount	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Aspen Aerogels, Inc. 8% 6/1/14 (d) (Cost $697,430)	$ 697,430	$ 697,430
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $406,845)	406,845	406,845
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $51,569,095)		71,566,407
NET OTHER ASSETS (LIABILITIES) - 0.1%		97,930
NET ASSETS - 100%		$ 71,664,337
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $697,430 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 697,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	2,259
Total	$ 2,345
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 70,462,132	$ 70,462,132	$ -	$ -
Convertible Bonds	697,430	-	-	697,430
Money Market Funds	406,845	406,845	-	-
Total Investments in Securities:	$ 71,566,407	$ 70,868,977	$ -	$ 697,430
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $51,785,004. Net unrealized appreciation aggregated $19,781,403, of which $21,350,288 related to appreciated investment securities and $1,568,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2014

1.799880.110

VIPRE-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 95.6%
REITs - Apartments - 16.5%
AvalonBay Communities, Inc.	62,142	$ 8,160,487
Equity Residential (SBI)	163,870	9,502,821
Essex Property Trust, Inc. (d)	119,739	20,361,617
Mid-America Apartment Communities, Inc.	211,247	14,421,833
Post Properties, Inc.	173,300	8,509,030
UDR, Inc.	217,900	5,628,357
TOTAL REITS - APARTMENTS		66,584,145
REITs - Health Care Facilities - 10.6%
HCP, Inc.	309,825	12,018,112
Health Care REIT, Inc.	122,678	7,311,609
Senior Housing Properties Trust (SBI)	63,800	1,433,586
Ventas, Inc.	360,910	21,860,319
TOTAL REITS - HEALTH CARE FACILITIES		42,623,626
REITs - Hotels - 5.9%
FelCor Lodging Trust, Inc.	620,223	5,606,816
Host Hotels & Resorts, Inc.	403,378	8,164,371
LaSalle Hotel Properties (SBI)	319,192	9,993,902
TOTAL REITS - HOTELS		23,765,089
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc. (d)	187,221	4,506,409
Liberty Property Trust (SBI)	219,900	8,127,504
Prologis, Inc.	595,237	24,303,527
Public Storage	161,155	27,153,006
Terreno Realty Corp.	38,001	718,599
TOTAL REITS - INDUSTRIAL BUILDINGS		64,809,045
REITs - Malls - 15.7%
Simon Property Group, Inc.	314,099	51,512,233
Taubman Centers, Inc.	165,900	11,744,061
TOTAL REITS - MALLS		63,256,294
REITs - Management/Investment - 2.6%
Digital Realty Trust, Inc. (d)	52,600	2,792,008
Equity Lifestyle Properties, Inc.	99,094	4,028,171
Weyerhaeuser Co.	124,763	3,661,794
TOTAL REITS - MANAGEMENT/INVESTMENT		10,481,973
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	60,899	2,745,936
REITs - Office Buildings - 18.8%
Alexandria Real Estate Equities, Inc.	184,679	13,400,308
Boston Properties, Inc.	197,577	22,628,494

	Shares	Value
Cousins Properties, Inc.	697,500	$ 8,000,325
Kilroy Realty Corp.	107,000	6,268,060
Mack-Cali Realty Corp.	72,800	1,513,512
Piedmont Office Realty Trust, Inc. Class A (d)	433,000	7,425,950
SL Green Realty Corp.	162,959	16,396,935
TOTAL REITS - OFFICE BUILDINGS		75,633,584
REITs - Shopping Centers - 8.7%
Cedar Shopping Centers, Inc.	421,014	2,572,396
Equity One, Inc.	371,958	8,309,542
Excel Trust, Inc.	50,362	638,590
Federal Realty Investment Trust (SBI)	92,600	10,623,072
Glimcher Realty Trust	574,727	5,764,512
Kite Realty Group Trust	90,215	541,290
Vornado Realty Trust	65,010	6,407,386
TOTAL REITS - SHOPPING CENTERS		34,856,788
TOTAL REAL ESTATE INVESTMENT TRUSTS		384,756,480
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	248,120	4,739,092
TOTAL COMMON STOCKS (Cost $307,317,577)		389,495,572
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.10% (b)	5,590,288	5,590,288
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	12,953,075	12,953,075
TOTAL MONEY MARKET FUNDS (Cost $18,543,363)		18,543,363
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $325,860,940)		408,038,935
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,555,664)
NET ASSETS - 100%		$ 402,483,271
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,424
Fidelity Securities Lending Cash Central Fund	7,430
Total	$ 8,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $326,773,050. Net unrealized appreciation aggregated $81,265,885, of which $85,799,637 related to appreciated investment securities and $4,533,752 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2014

1.814636.109

VTC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	2,400	$ 500,280
COMMUNICATIONS EQUIPMENT - 5.8%
Communications Equipment - 5.8%
ADTRAN, Inc.	29,200	712,772
Alcatel-Lucent SA sponsored ADR	142,000	553,800
Aruba Networks, Inc. (a)	3,500	65,625
Ciena Corp. (a)	28,600	650,364
Cisco Systems, Inc.	8,337	186,832
F5 Networks, Inc. (a)	28,518	3,040,874
Finisar Corp. (a)	700	18,557
Infinera Corp. (a)	13,800	125,304
Juniper Networks, Inc. (a)	117,700	3,031,952
Polycom, Inc. (a)	15	206
Procera Networks, Inc. (a)(d)	109,100	1,133,549
Riverbed Technology, Inc. (a)	47,400	934,254
Sandvine Corp. (U.K.) (a)	352,588	995,092
ShoreTel, Inc. (a)	9,900	85,140
Sonus Networks, Inc. (a)	242,100	815,877
Spirent Communications PLC	41,800	68,885
UTStarcom Holdings Corp. (a)	66,666	181,332
		12,600,415
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
Universal Cement Corp.	2,508,000	2,516,030
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	30,400	520,144
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	316	41,892
Toyo Tanso Co. Ltd.	49,800	1,103,450
		1,145,342
ELECTRONIC EQUIPMENT & COMPONENTS - 3.9%
Electronic Components - 1.5%
Amphenol Corp. Class A	3,500	320,775
AVX Corp.	1,300	17,134
Boardtek Electronics Corp.	126,000	151,022
Corning, Inc.	1,200	24,984
DTS, Inc. (a)	400	7,904
E Ink Holdings, Inc. GDR (a)(e)	1,000	5,796
InvenSense, Inc. (a)	28,900	684,063
Ledlink Optics, Inc.	187,585	609,216
Omron Corp.	17,900	738,788
Polytronics Technology Corp.	87,000	213,982
Sapphire Technology Co. Ltd. (a)	2,181	93,802

	Shares	Value
Sunny Optical Technology Group Co. Ltd.	90,000	$ 87,604
Tong Hsing Electronics Industries Ltd.	50,000	258,599
Vishay Intertechnology, Inc.	1,700	25,296
Yaskawa Electric Corp.	3,000	41,477
		3,280,442
Electronic Equipment & Instruments - 1.2%
Chroma ATE, Inc.	171,945	409,924
Control4 Corp. (d)	9,900	209,979
Firich Enterprise Co. Ltd.	214,000	1,212,216
Itron, Inc. (a)	400	14,216
PAX Global Technology Ltd. (a)	195,000	99,304
RealD, Inc. (a)	9,800	109,466
TPK Holding Co. Ltd.	86,000	509,745
		2,564,850
Electronic Manufacturing Services - 0.9%
AIC, Inc.	6,000	40,588
KEMET Corp. (a)	2,800	16,268
Multi-Fineline Electronix, Inc. (a)	411	5,261
TE Connectivity Ltd.	16,300	981,423
Trimble Navigation Ltd. (a)	21,370	830,652
		1,874,192
Technology Distributors - 0.3%
Anixter International, Inc.	300	30,456
Arrow Electronics, Inc. (a)	600	35,616
Digital China Holdings Ltd. (H Shares)	696,000	701,698
		767,770
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,487,254
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
PW Medtech Group Ltd. (a)	48,000	21,350
		21,350
HEALTH CARE TECHNOLOGY - 1.0%
Health Care Technology - 1.0%
athenahealth, Inc. (a)(d)	6,600	1,057,584
M3, Inc.	69,400	1,139,017
		2,196,601
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500 Com Ltd. sponsored ADR Class A	200	7,380
HOUSEHOLD DURABLES - 0.5%
Consumer Electronics - 0.2%
Sony Corp. sponsored ADR (d)	23,300	445,496
Homebuilding - 0.1%
West Holdings Corp. (d)	19,100	230,203
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.2%
iRobot Corp. (a)	500	$ 20,525
Techtronic Industries Co. Ltd.	146,500	407,968
		428,493
TOTAL HOUSEHOLD DURABLES		1,104,192
INTERNET & CATALOG RETAIL - 1.9%
Internet Retail - 1.9%
Amazon.com, Inc. (a)	5,100	1,716,252
Groupon, Inc. Class A (a)(d)	65,500	513,520
InterPark INT Corp.	464	9,651
MakeMyTrip Ltd. (a)	3,400	92,072
priceline.com, Inc. (a)	488	581,642
Qunar Cayman Islands Ltd. sponsored ADR	900	27,531
Rakuten, Inc.	1,100	14,675
Start Today Co. Ltd.	11,500	294,478
TripAdvisor, Inc. (a)	1,900	172,121
Vipshop Holdings Ltd. ADR (a)	4,000	597,200
		4,019,142
INTERNET SOFTWARE & SERVICES - 27.0%
Internet Software & Services - 27.0%
58.com, Inc. ADR (d)	400	16,652
Autohome, Inc. ADR Class A	300	11,523
Bazaarvoice, Inc. (a)	600	4,380
blinkx PLC (a)	50,400	94,527
China Finance Online Co. Ltd. ADR (a)	16,800	76,776
Constant Contact, Inc. (a)	900	22,014
Cornerstone OnDemand, Inc. (a)	5,400	258,498
DealerTrack Holdings, Inc. (a)	15,400	757,526
eGain Communications Corp. (a)	113,400	800,604
Facebook, Inc. Class A (a)	172,289	10,378,689
Google, Inc. Class A (a)	16,200	18,055,060
IAC/InterActiveCorp	8,700	621,093
LinkedIn Corp. (a)	1,800	$ 332,892
LivePerson, Inc. (a)	8,800	106,216
Livesense, Inc. (a)	14,200	170,733
LogMeIn, Inc. (a)	9,391	421,562
Mail.Ru Group Ltd. GDR (Reg. S)	10,400	368,680
Marketo, Inc.	200	6,534
MercadoLibre, Inc.	200	19,022
Millennial Media, Inc. (a)	7,500	51,900
Move, Inc. (a)	101,300	1,171,028
Naver Corp.	6,560	4,767,995
OpenTable, Inc. (a)	300	23,079
Phoenix New Media Ltd. ADR (a)	8,800	91,256
Qihoo 360 Technology Co. Ltd. ADR (a)	200	19,916
Renren, Inc. ADR (a)(d)	1,500	4,905
SciQuest, Inc. (a)	16,015	432,645

	Shares	Value
Sohu.com, Inc. (a)(d)	5,100	331,959
Tencent Holdings Ltd.	77,100	5,362,657
Textura Corp. (d)	41,500	1,046,215
Twitter, Inc. (d)	1,300	60,671
VistaPrint Ltd. (a)	600	29,532
Vocus, Inc. (a)	17,900	238,607
Wix.com Ltd. (a)(d)	38,700	888,939
Yahoo!, Inc. (a)	289,100	10,378,690
Yandex NV (a)	10,900	329,071
Yelp, Inc. (a)	14,000	1,077,020
Youku Tudou, Inc. ADR (a)	2,700	75,708
		58,904,774
IT SERVICES - 10.3%
Data Processing & Outsourced Services - 7.2%
Addcn Technology Co. Ltd.	2,000	27,584
eClerx	4,935	87,250
EVERTEC, Inc.	10,100	249,470
Fidelity National Information Services, Inc.	84,800	4,532,560
Fiserv, Inc. (a)	8,000	453,520
FleetCor Technologies, Inc. (a)	5,400	621,540
Global Payments, Inc.	3,200	227,552
MasterCard, Inc. Class A	25,000	1,867,500
Syntel, Inc. (a)	2,000	179,800
Teletech Holdings, Inc. (a)	4,994	122,403
The Western Union Co.	4,100	67,076
Total System Services, Inc.	62,900	1,912,789
VeriFone Systems, Inc. (a)	500	16,910
Visa, Inc. Class A	20,500	4,425,130
WEX, Inc. (a)	8,600	817,430
		15,608,514
IT Consulting & Other Services - 3.1%
Anite Group PLC	7,900	10,438
China Information Technology, Inc. (a)	42	194
Cognizant Technology Solutions Corp. Class A (a)	99,400	5,030,634
IBM Corp.	100	19,249
iGATE Corp. (a)	1,200	37,848
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Lionbridge Technologies, Inc. (a)	132,300	$ 887,733
Sapient Corp. (a)	16,100	274,666
ServiceSource International, Inc. (a)	22,300	188,212
Virtusa Corp. (a)	10,000	335,100
		6,784,074
TOTAL IT SERVICES		22,392,588
LEISURE PRODUCTS - 0.1%
Leisure Products - 0.1%
Namco Bandai Holdings, Inc.	12,500	295,863
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	28,400	1,046,824
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Corp.	1,700	299,845
HIWIN Technologies Corp.	21,000	203,432
		503,277
MEDIA - 1.1%
Advertising - 0.1%
Cookpad, Inc. (d)	4,300	102,443
ReachLocal, Inc. (a)(d)	14,600	143,810
		246,253
Broadcasting - 0.9%
CJ E&M Corp. (a)	34,402	1,442,435
Fuji Media Holdings, Inc.	31,400	576,496
		2,018,931
Cable & Satellite - 0.0%
DISH Network Corp. Class A (a)	500	31,105
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	161,247
TOTAL MEDIA		2,457,536
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Operating Companies - 0.0%
Global Logistic Properties Ltd.	67,000	141,148
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR	13,080	158,137
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		299,285

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
Semiconductor Equipment - 3.6%
Aixtron AG (a)	6,700	$ 109,786
Aixtron AG sponsored ADR (a)(d)	13,600	221,680
Applied Materials, Inc.	1,400	28,588
ASM International NV (depositary receipt)	10,800	433,404
Daqo New Energy Corp. ADR (a)(d)	59,666	2,555,495
Entegris, Inc. (a)	55,800	675,738
GCL-Poly Energy Holdings Ltd. (a)	6,012,000	2,170,257
Lam Research Corp. (a)	300	16,500
SMA Solar Technology AG (d)	3,955	209,771
STR Holdings, Inc. (a)	1,300	2,067
Ultratech, Inc. (a)	26,600	776,454
Veeco Instruments, Inc. (a)	13,400	561,862
		7,761,602
Semiconductors - 7.1%
Altera Corp.	50,400	1,826,496
Applied Micro Circuits Corp. (a)	12,600	124,740
ARM Holdings PLC sponsored ADR	1,400	71,358
Atmel Corp. (a)	4,300	35,948
Avago Technologies Ltd.	4,000	257,640
Broadcom Corp. Class A	14,900	469,052
Canadian Solar, Inc. (a)(d)	3,400	108,936
Cavium, Inc. (a)	21,091	922,309
Cree, Inc. (a)	12,000	678,720
Cypress Semiconductor Corp.	6,000	61,620
Diodes, Inc. (a)	3,600	94,032
Edison Opto Corp.	844,000	1,184,829
Energy Conversion Devices, Inc. (a)	2,100	0
Fairchild Semiconductor International, Inc. (a)	1,200	16,548
Formosa Epitaxy, Inc. (a)	55,000	34,406
Freescale Semiconductor, Inc. (a)	18,600	454,026
Genesis Photonics, Inc. (a)	18,802	14,942
Hittite Microwave Corp.	321	20,236
Infineon Technologies AG	25,800	307,877
Inphi Corp. (a)	16,500	265,485
Intel Corp.	600	15,486
International Rectifier Corp. (a)	11,100	304,140
Intersil Corp. Class A	14,300	184,756
Lextar Electronics Corp.	43,000	46,597
MagnaChip Semiconductor Corp. (a)	8,400	117,096
Marvell Technology Group Ltd.	38,700	609,525
Melexis NV	8,310	321,697
Microsemi Corp. (a)	900	22,527
Monolithic Power Systems, Inc. (a)	22,100	856,817
NVIDIA Corp.	1,300	23,283
NXP Semiconductors NV (a)	22,400	1,317,344
On-Bright Electronics, Inc.	30,000	330,022
PMC-Sierra, Inc. (a)	73,200	557,052
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Power Integrations, Inc.	5,314	$ 349,555
RDA Microelectronics, Inc. sponsored ADR	1,700	30,481
Semiconductor Manufacturing International Corp. sponsored ADR (a)	217,300	821,394
Seoul Semiconductor Co. Ltd.	11,979	509,577
Silicon Laboratories, Inc. (a)	19,500	1,018,875
Silicon Motion Technology Corp. sponsored ADR	4,500	75,510
Skyworks Solutions, Inc. (a)	300	11,256
Spansion, Inc. Class A (a)	1,800	31,356
SunPower Corp. (a)(d)	364	11,743
Xilinx, Inc.	18,800	1,020,276
YoungTek Electronics Corp.	173	372
		15,535,937
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,297,539
SOFTWARE - 18.3%
Application Software - 8.6%
Adobe Systems, Inc. (a)	30,900	2,031,366
ANSYS, Inc. (a)	8,400	646,968
Aspen Technology, Inc. (a)	32,000	1,355,520
Autodesk, Inc. (a)	28,200	1,386,876
AutoNavi Holdings Ltd. ADR (a)	6,700	134,268
BroadSoft, Inc. (a)	22,900	612,117
Citrix Systems, Inc. (a)	43,500	2,498,205
Comverse, Inc. (a)	513	17,740
Concur Technologies, Inc. (a)	4,800	475,536
Descartes Systems Group, Inc. (a)	78,200	1,092,890
Intuit, Inc.	4,900	380,877
Jive Software, Inc. (a)(d)	10,700	85,707
Kingdee International Software Group Co. Ltd. (a)	2,046,400	783,576
Manhattan Associates, Inc. (a)	5,152	180,475
Micro Focus International PLC	16,356	226,460
MicroStrategy, Inc. Class A (a)	6,401	738,611
Parametric Technology Corp. (a)	16,568	587,004
Pegasystems, Inc.	400	14,128
Qlik Technologies, Inc. (a)	16,500	438,735
salesforce.com, Inc. (a)	53,500	3,054,315
Splunk, Inc. (a)	500	35,745
Sungy Mobile Ltd. ADR	1,300	27,183
TIBCO Software, Inc. (a)	27,000	548,640
Ultimate Software Group, Inc. (a)	4,900	671,300
Verint Systems, Inc. (a)	666	31,255
Workday, Inc. Class A (a)	8,500	777,155
		18,832,652

	Shares	Value
Home Entertainment Software - 2.7%
Electronic Arts, Inc. (a)	41,500	$ 1,203,915
Forgame Holdings Ltd.	1,100	5,900
Kingsoft Corp. Ltd.	23,000	90,589
Nintendo Co. Ltd.	18,400	2,199,530
Perfect World Co. Ltd. sponsored ADR Class B	700	14,469
Rosetta Stone, Inc. (a)	1,100	12,342
WeMade Entertainment Co. Ltd. (a)	52,679	2,364,593
		5,891,338
Systems Software - 7.0%
Allot Communications Ltd. (a)	62,900	846,634
Check Point Software Technologies Ltd. (a)	1,400	94,682
CommVault Systems, Inc. (a)	11,900	772,905
Fleetmatics Group PLC (a)	5,000	167,250
Fortinet, Inc. (a)	7,700	169,631
Infoblox, Inc. (a)	700	14,042
Microsoft Corp.	237,900	9,751,521
NetSuite, Inc. (a)	12,100	1,147,443
Red Hat, Inc. (a)	7,500	397,350
ServiceNow, Inc. (a)	6,400	383,488
Symantec Corp.	5,900	117,823
Tableau Software, Inc.	300	22,824
Totvs SA	14,700	230,639
VMware, Inc. Class A (a)(d)	9,700	1,047,794
		15,164,026
TOTAL SOFTWARE		39,888,016
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.6%
Technology Hardware, Storage & Peripherals - 7.6%
3D Systems Corp. (a)(d)	2,050	121,258
Advantech Co. Ltd.	43,000	278,877
Apple, Inc.	17,545	9,417,103
BlackBerry Ltd. (a)(d)	95,600	772,448
EMC Corp.	84,600	2,318,886
Hewlett-Packard Co.	817	26,438
Intevac, Inc. (a)	1,500	14,550
Lenovo Group Ltd.	732,000	808,772
MiTAC Holdings Corp. (a)	926,000	860,547
NCR Corp. (a)	41,700	1,524,135
Nimble Storage, Inc.	1,000	37,890
Smart Technologies, Inc. Class A (a)	11,200	53,648
Stratasys Ltd. (a)	2,710	287,504
		16,522,056
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
MonotaRO Co. Ltd.	5,600	142,258
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SoftBank Corp.	7,300	551,664
TOTAL COMMON STOCKS (Cost $166,382,471)		199,419,810
Money Market Funds - 12.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	18,117,051	$ 18,117,051
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	9,456,170	9,456,170
TOTAL MONEY MARKET FUNDS (Cost $27,573,221)		27,573,221
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $193,955,692)		226,993,031
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(9,089,928)
NET ASSETS - 100%		$ 217,903,103
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,796 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,604
Fidelity Securities Lending Cash Central Fund	55,679
Total	$ 58,283
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 199,419,810	$ 197,110,494	$ 2,309,316	$ -
Money Market Funds	27,573,221	27,573,221	-	-
Total Investments in Securities:	$ 226,993,031	$ 224,683,715	$ 2,309,316	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 4,144,416
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $194,199,174. Net unrealized appreciation aggregated $32,793,857, of which $40,148,349 related to appreciated investment securities and $7,354,492 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2014

1.814651.109

VUT-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
Integrated Telecommunication Services - 4.8%
Verizon Communications, Inc.	92,500	$ 4,400,225
ELECTRIC UTILITIES - 39.3%
Electric Utilities - 39.3%
American Electric Power Co., Inc.	67,900	3,439,814
Duke Energy Corp.	12,200	868,884
Edison International	101,977	5,772,918
Exelon Corp.	80,300	2,694,868
ITC Holdings Corp.	70,636	2,638,255
NextEra Energy, Inc.	102,951	9,844,173
NRG Yield, Inc. Class A	4,100	162,073
OGE Energy Corp.	133,221	4,897,204
PPL Corp.	170,300	5,643,742
		35,961,931
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.6%
Independent Power Producers & Energy Traders - 9.6%
Calpine Corp. (a)	137,734	2,880,018
Huaneng Power International, Inc. (H Shares)	238,000	227,675
NRG Energy, Inc.	103,622	3,295,180
The AES Corp.	164,471	2,348,646
		8,751,519
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
U.S. Silica Holdings, Inc. (d)	18,300	698,511
MULTI-UTILITIES - 26.6%
Multi-Utilities - 26.6%
CenterPoint Energy, Inc.	57,603	1,364,615
Dominion Resources, Inc.	132,594	9,412,848
MDU Resources Group, Inc.	6,600	226,446
NiSource, Inc.	102,970	3,658,524
PG&E Corp.	60,239	2,602,325
Sempra Energy	72,781	7,042,290
		24,307,048
OIL, GAS & CONSUMABLE FUELS - 17.2%
Oil & Gas Exploration & Production - 1.9%
Energen Corp.	21,946	1,773,456

	Shares	Value
Oil & Gas Storage & Transport - 15.3%
Cheniere Energy Partners LP Holdings LLC	113,300	$ 2,446,147
Cheniere Energy, Inc. (a)	35,139	1,944,944
Enbridge, Inc. (d)	27,400	1,244,463
Energy Transfer Equity LP	75,407	3,525,277
Inter Pipeline Ltd.	26,400	697,075
ONEOK, Inc.	57,725	3,420,206
Plains GP Holdings LP Class A	25,399	710,664
		13,988,776
TOTAL OIL, GAS & CONSUMABLE FUELS		15,762,232
TOTAL COMMON STOCKS (Cost $74,128,853)		89,881,466
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	1,570,093	1,570,093
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,917,500	1,917,500
TOTAL MONEY MARKET FUNDS (Cost $3,487,593)		3,487,593
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $77,616,446)		93,369,059
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,891,838)
NET ASSETS - 100%		$ 91,477,221
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 314
Fidelity Securities Lending Cash Central Fund	1,538
Total	$ 1,852
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $77,690,191. Net unrealized appreciation aggregated $15,678,868, of which $15,708,751 related to appreciated investment securities and $29,883 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2014

1.856921.106

VTELP-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.8%
Alternative Carriers - 15.1%
8x8, Inc. (a)	39,992	$ 432,314
Cogent Communications Group, Inc.	13,890	493,512
inContact, Inc. (a)	21,631	207,658
Iridium Communications, Inc. (a)	30,244	227,132
Level 3 Communications, Inc. (a)	11,884	465,140
Lumos Networks Corp.	25,818	345,187
Premiere Global Services, Inc. (a)	23,012	277,525
Towerstream Corp. (a)	39,720	93,342
TW Telecom, Inc. (a)	11,195	349,956
Vonage Holdings Corp. (a)	52,600	224,602
		3,116,368
Integrated Telecommunication Services - 44.7%
AT&T, Inc.	50,138	1,758,340
Atlantic Tele-Network, Inc.	5,400	355,968
Bezeq The Israeli Telecommunication Corp. Ltd.	88,500	157,612
CenturyLink, Inc.	24,390	800,968
Cincinnati Bell, Inc. (a)	58,339	201,853
Consolidated Communications Holdings, Inc.	3,900	78,039
Frontier Communications Corp.	76,714	437,270
General Communications, Inc. Class A (a)	8,747	99,803
Hawaiian Telcom Holdco, Inc. (a)	4,200	119,658
IDT Corp. Class B	6,938	115,587
Telenor ASA	2,308	51,149
Verizon Communications, Inc.	105,271	5,007,740
Windstream Holdings, Inc.	9,400	77,456
		9,261,443
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		12,377,811
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	12,600	45,486
Equinix, Inc. (a)	499	92,235
Rackspace Hosting, Inc. (a)	2,300	75,486
		213,207
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Interxion Holding N.V. (a)	4,320	103,594
MEDIA - 5.6%
Broadcasting - 1.1%
Gray Television, Inc. (a)	21,700	225,029
Cable & Satellite - 4.5%
Altice S.A.	300	13,366

	Shares	Value
Comcast Corp. Class A (special) (non-vtg.)	2,100	$ 102,396
DISH Network Corp. Class A (a)	5,595	348,065
Liberty Global PLC Class C	4,200	170,982
Shaw Communications, Inc. Class B	3,000	71,642
Time Warner Cable, Inc.	1,700	233,206
		939,657
TOTAL MEDIA		1,164,686
REAL ESTATE INVESTMENT TRUSTS - 4.9%
Office REITs - 0.7%
CyrusOne, Inc.	6,800	141,644
Specialized REITs - 4.2%
American Tower Corp.	10,682	874,535
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,016,179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Broadcom Corp. Class A	4,400	138,512
SOFTWARE - 0.7%
Application Software - 0.2%
Interactive Intelligence Group, Inc. (a)	700	50,750
Systems Software - 0.5%
Rovi Corp. (a)	4,100	93,398
TOTAL SOFTWARE		144,148
WIRELESS TELECOMMUNICATION SERVICES - 24.8%
Wireless Telecommunication Services - 24.8%
Boingo Wireless, Inc. (a)	25,942	175,887
KDDI Corp.	1,700	98,428
NII Holdings, Inc. (a)	66,059	78,610
NTELOS Holdings Corp.	3,300	44,550
RingCentral, Inc.	2,300	41,630
SBA Communications Corp. Class A (a)	7,368	670,193
Shenandoah Telecommunications Co.	4,137	133,584
Sprint Corp. (a)	65,516	602,092
T-Mobile U.S., Inc. (a)	51,828	1,711,879
Tele2 AB (B Shares)	50	620
Telephone & Data Systems, Inc.	30,825	807,923
U.S. Cellular Corp.	3,600	147,636
Vodafone Group PLC sponsored ADR	16,572	610,015
		5,123,047
TOTAL COMMON STOCKS (Cost $18,406,228)		20,281,184
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Integrated Telecommunication Services - 0.7%
Oi SA sponsored ADR	29,343	$ 39,026
Telefonica Brasil SA sponsored	5,300	112,572
(Cost $150,836)		151,598
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.10% (b) (Cost $347,599)	347,599	347,599
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $18,904,663)		20,780,381
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(82,213)
NET ASSETS - 100%		$ 20,698,168
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $19,017,720. Net unrealized appreciation aggregated $1,762,661, of which $2,840,496 related to appreciated investment securities and $1,077,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014